SHARE-BASED COMPENSATION (Tables)	12 Months Ended
Dec. 31, 2015
SHARE-BASED COMPENSATION
Schedule of assumptions used to estimate the fair value of stock options granted
2013
Risk free rate	2.47%
Volatility ratio	89.60%
Dividend yield	—
Annual exit rate	3.58%
Exercise multiple	4.10

Summary of the option activity

	Number of Options	Weighted Average Exercise Price	Weighted Average Remaining Contract Terms	Aggregate Intrinsic Value
		$		In Thousands of U.S. Dollars
Options outstanding at January 1, 2015	846,113	12.21	5 years	11,794
Granted	—	—
Exercised	(167,587)	11.14
Forfeited	(2,817)	9.33

Options outstanding at December 31, 2015	675,709	12.44	3 years	12,354

Options vested or expected to be vested at December 31, 2015	673,105	12.45	3 years	12,302

Options exercisable at December 31, 2015	664,459	12.50	3 years	12,129

Summary of the RSU activity

	Number of Shares	Weighted Average Grant-Date Fair Value
		$
Unvested at January 1, 2015	1,610,219	7.76
Granted	574,488	27.34
Vested	(636,000)	7.27
Forfeited	(237,297)	14.39

Unvested at December 31, 2015	1,311,410	15.75